Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents
The following table depicts the components of our cash as of December 31, 2018 and 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Cash at banks	$592,498	$185,377
Cash on vessels	1,154	1,085
	$593,652	$186,462